Distribution Date:	11/10/23	COMM 2014-LC15 Mortgage Trust
Determination Date:	11/06/23
Next Distribution Date:	12/12/23
Record Date:	10/31/23	Commercial Mortgage Pass-Through Certificates
Series 2014-LC15

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations	REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16-17		David Rodgers	(212) 230-9025
Principal Prepayment Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	21			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
		Trustee	U.S. Bank Trust Company, National Association
Specially Serviced Loan Detail - Part 2	23		General Contact	(312) 332-7457
Modified Loan Detail	24		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Liquidated Loan Detail	25	Controlling Class	RREF II CMBS AIV, L.P.
Historical Bond / Collateral Loss Reconciliation Detail	26	Representative
			-
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12591TAA4	1.259000%	50,244,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12591TAB2	2.840000%	126,105,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12591TAC0	3.528000%	69,565,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12591TAD8	3.727000%	160,000,000.00	67,066,009.87	67,066,009.87	208,295.85	0.00	0.00	67,274,305.72	0.00	0.00%	30.00%
A-4	12591TAE6	4.006000%	243,311,000.00	243,311,000.00	9,329,312.18	812,253.22	0.00	0.00	10,141,565.40	233,981,687.82	51.57%	30.00%
A-M	12591TAG1	4.198000%	56,806,000.00	56,806,000.00	0.00	198,726.32	0.00	0.00	198,726.32	56,806,000.00	39.81%	23.88%
B	12591TAH9	4.599000%	66,084,000.00	66,084,000.00	0.00	253,266.93	0.00	0.00	253,266.93	66,084,000.00	26.13%	16.75%
C	12591TAK2	5.174247%	33,620,000.00	33,620,000.00	0.00	144,965.15	0.00	0.00	144,965.15	33,620,000.00	19.17%	13.13%
D	12591TAQ9	5.174247%	51,010,000.00	51,010,000.00	0.00	219,948.62	0.00	0.00	219,948.62	51,010,000.00	8.62%	7.63%
E	12591TAS5	3.500000%	25,505,000.00	25,505,000.00	0.00	74,389.58	0.00	0.00	74,389.58	25,505,000.00	3.34%	4.88%
F*	12591TAU0	3.500000%	11,594,000.00	11,594,000.00	0.00	33,815.83	0.00	0.00	33,815.83	11,594,000.00	0.94%	3.63%
G	12591TAW6	3.500000%	33,620,814.00	4,528,611.07	0.00	13,811.20	0.00	0.00	13,811.20	4,528,611.07	0.00%	0.00%
V	12591TAY2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12591TBA3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12591TBC9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			927,464,817.00	559,524,620.94	76,395,322.05	1,959,472.70	0.00	0.00	78,354,794.75	483,129,298.89

X-A	12591TAF3	1.189503%	706,031,000.00	367,183,009.87	0.00	363,970.93	0.00	0.00	363,970.93	290,787,687.82
X-B	12591TAL0	0.252230%	150,714,000.00	150,714,000.00	0.00	31,678.85	0.00	0.00	31,678.85	150,714,000.00
X-C	12591TAN6	1.674247%	70,719,814.00	41,627,611.07	0.00	58,079.09	0.00	0.00	58,079.09	41,627,611.07
Notional SubTotal			927,464,814.00	559,524,620.94	0.00	453,728.87	0.00	0.00	453,728.87	483,129,298.89

Deal Distribution Total					76,395,322.05	2,413,201.57	0.00	0.00	78,808,523.62

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The Class A-M, Class B, and Class C certificates represent their respective Regular Interests. All, a portion, or none of these Regular Interests may actually be held in the Exchangeable Class PEZ. See page 5 for current details on the PEZ class.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12591TAA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12591TAB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12591TAC0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12591TAD8	419.16256169	419.16256169	1.30184906	0.00000000	0.00000000	0.00000000	0.00000000	420.46441075	0.00000000
A-4	12591TAE6	1,000.00000000	38.34315826	3.33833333	0.00000000	0.00000000	0.00000000	0.00000000	41.68149159	961.65684174
A-M	12591TAG1	1,000.00000000	0.00000000	3.49833327	0.00000000	0.00000000	0.00000000	0.00000000	3.49833327	1,000.00000000
B	12591TAH9	1,000.00000000	0.00000000	3.83250000	0.00000000	0.00000000	0.00000000	0.00000000	3.83250000	1,000.00000000
C	12591TAK2	1,000.00000000	0.00000000	4.31187240	0.00000000	0.00000000	0.00000000	0.00000000	4.31187240	1,000.00000000
D	12591TAQ9	1,000.00000000	0.00000000	4.31187257	0.00000000	0.00000000	0.00000000	0.00000000	4.31187257	1,000.00000000
E	12591TAS5	1,000.00000000	0.00000000	2.91666654	0.00000000	0.00000000	0.00000000	0.00000000	2.91666654	1,000.00000000
F	12591TAU0	1,000.00000000	0.00000000	2.91666638	0.00000000	0.00000000	0.00000000	0.00000000	2.91666638	1,000.00000000
G	12591TAW6	134.69665160	0.00000000	0.41079315	(0.01792788)	91.92576361	0.00000000	0.00000000	0.41079315	134.69665160
V	12591TAY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12591TBA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12591TBC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12591TAF3	520.06641333	0.00000000	0.51551692	0.00000000	0.00000000	0.00000000	0.00000000	0.51551692	411.86249304
X-B	12591TAL0	1,000.00000000	0.00000000	0.21019182	0.00000000	0.00000000	0.00000000	0.00000000	0.21019182	1,000.00000000
X-C	12591TAN6	588.62727029	0.00000000	0.82125626	0.00000000	0.00000000	0.00000000	0.00000000	0.82125626	588.62727029

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	10/01/23 - 10/30/23	30	0.00	208,295.85	0.00	208,295.85	0.00	0.00	0.00	208,295.85	0.00
A-4	10/01/23 - 10/30/23	30	0.00	812,253.22	0.00	812,253.22	0.00	0.00	0.00	812,253.22	0.00
A-M	10/01/23 - 10/30/23	30	0.00	198,726.32	0.00	198,726.32	0.00	0.00	0.00	198,726.32	0.00
B	10/01/23 - 10/30/23	30	0.00	253,266.93	0.00	253,266.93	0.00	0.00	0.00	253,266.93	0.00
C	10/01/23 - 10/30/23	30	0.00	144,965.15	0.00	144,965.15	0.00	0.00	0.00	144,965.15	0.00
D	10/01/23 - 10/30/23	30	0.00	219,948.62	0.00	219,948.62	0.00	0.00	0.00	219,948.62	0.00
E	10/01/23 - 10/30/23	30	0.00	74,389.58	0.00	74,389.58	0.00	0.00	0.00	74,389.58	0.00
F	10/01/23 - 10/30/23	30	0.00	33,815.83	0.00	33,815.83	0.00	0.00	0.00	33,815.83	0.00
G	10/01/23 - 10/30/23	30	3,091,221.75	13,208.45	0.00	13,208.45	(602.75)	0.00	0.00	13,811.20	3,090,619.00
X-A	10/01/23 - 10/30/23	30	0.00	363,970.93	0.00	363,970.93	0.00	0.00	0.00	363,970.93	0.00
X-B	10/01/23 - 10/30/23	30	0.00	31,678.85	0.00	31,678.85	0.00	0.00	0.00	31,678.85	0.00
X-C	10/01/23 - 10/30/23	30	0.00	58,079.09	0.00	58,079.09	0.00	0.00	0.00	58,079.09	0.00
Totals			3,091,221.75	2,412,598.82	0.00	2,412,598.82	(602.75)	0.00	0.00	2,413,201.57	3,090,619.00

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12591TAG1	4.198000%	56,806,000.00	56,806,000.00	0.00	198,726.32	0.00	0.00	198,726.32	56,806,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12591TAH9	4.599000%	66,084,000.00	66,084,000.00	0.00	253,266.93	0.00	0.00	253,266.93	66,084,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12591TAK2	5.174247%	33,620,000.00	33,620,000.00	0.00	144,965.15	0.00	0.00	144,965.15	33,620,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			156,510,000.03	156,510,000.00	0.00	596,958.40	0.00	0.00	596,958.40	156,510,000.00

Exchangeable Certificate Details
PEZ	12591TAJ5	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	78,808,523.62
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,436,043.74	Master Servicing Fee	20,256.21
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,153.70
Interest Adjustments	0.00	Trustee Fee	207.18
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	240.91
ARD Interest	0.00	Operating Advisor Fee	586.93
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	23,444.93
Total Interest Collected	2,436,043.74

Principal		Expenses/Reimbursements
Scheduled Principal	76,395,322.05	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	5,615.17
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	(6,217.92)
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	76,395,322.05	Total Expenses/Reimbursements	(602.75)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,413,201.57
Excess Liquidation Proceeds	0.00	Principal Distribution	76,395,322.05
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	78,808,523.62
Total Funds Collected	78,831,365.79	Total Funds Distributed	78,831,365.80

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	559,524,620.94	559,524,620.94	Beginning Certificate Balance	559,524,620.94
(-) Scheduled Principal Collections	76,395,322.05	76,395,322.05	(-) Principal Distributions	76,395,322.05
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	483,129,298.89	483,129,298.89	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	560,941,067.05	560,941,067.05	Ending Certificate Balance	483,129,298.89
Ending Actual Collateral Balance	484,500,787.93	484,500,787.93

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.17%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	159,385,107.63	32.99%	5	5.2587	NAP	Defeased	12	159,385,107.63	32.99%	5	5.2587	NAP
	9,999,999 or less	14	75,821,577.56	15.69%	3	5.1173	1.534642	1.29 or less	7	139,595,037.54	28.89%	3	4.9803	0.998139
10,000,000 to 24,999,999		3	44,019,555.04	9.11%	3	5.0809	2.519326	1.30 to 1.39	1	8,831,082.54	1.83%	4	4.9000	1.347300
25,000,000 to 39,999,999		3	107,212,973.09	22.19%	3	5.2745	1.617669	1.40 to 1.49	2	12,018,741.18	2.49%	3	4.9445	1.463858
40,000,000 to 49,999,999		2	96,690,085.57	20.01%	4	4.6042	1.409590	1.50 to 1.59	2	24,461,536.71	5.06%	3	5.1840	1.540643
50,000,000 to 59,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.60 to 1.69	0	0.00	0.00%	0	0.0000	0.000000
	60,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.70 to 1.99	3	55,544,863.24	11.50%	4	4.6269	1.838241
	Totals	34	483,129,298.89	100.00%	4	5.0928	1.586509	2.00 or greater	7	83,292,930.05	17.24%	4	5.2898	2.741753
								Totals	34	483,129,298.89	100.00%	4	5.0928	1.586509
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	124	159,385,107.63	32.99%	5	5.2587	NAP
							Defeased	124	159,385,107.63	32.99%	5	5.2587	NAP
Arkansas	1	2,508,583.29	0.52%	3	4.8100	1.489100
							Industrial	19	11,380,411.65	2.36%	2	5.5837	1.194819
California	4	30,702,912.52	6.36%	3	4.9940	3.241658
							Lodging	4	47,664,693.86	9.87%	4	5.5891	2.087557
Connecticut	1	38,002,602.20	7.87%	4	5.5700	2.328500
							Mixed Use	2	13,670,574.00	2.83%	3	4.9015	2.136835
Florida	1	3,449,171.40	0.71%	3	5.4200	3.547100
							Multi-Family	5	41,265,857.46	8.54%	3	5.1209	1.614188
Georgia	1	49,077,242.49	10.16%	4	4.5500	1.844600
							Office	21	80,495,692.00	16.66%	3	5.0498	1.584777
Illinois	2	9,510,157.89	1.97%	3	4.9800	1.457200
							Retail	7	129,266,962.29	26.76%	4	4.7002	1.551026
Louisiana	1	8,171,885.04	1.69%	3	4.9600	0.489800
							Totals	182	483,129,298.89	100.00%	4	5.0928	1.586509
Michigan	3	7,361,754.30	1.52%	4	5.1597	1.746319

Missouri	1	20,791,454.89	4.30%	3	5.1600	1.547500

New York	4	59,825,763.34	12.38%	4	4.8075	0.823733

Ohio	3	5,303,347.15	1.10%	2	5.1100	1.746100

Pennsylvania	33	38,611,644.59	7.99%	2	5.5358	1.182554

Rhode Island	1	39,429,808.84	8.16%	3	4.6500	1.298100

South Carolina	1	7,327,781.50	1.52%	4	5.2920	2.549700

Texas	1	3,670,081.82	0.76%	2	5.3200	1.501800

Totals	182	483,129,298.89	100.00%	4	5.0928	1.586509

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	159,385,107.63	32.99%	5	5.2587	NAP	Defeased	12	159,385,107.63	32.99%	5	5.2587	NAP
	4.9999% or less	10	182,426,877.97	37.76%	4	4.6952	1.402995	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.2499%	4	49,322,902.19	10.21%	3	5.0840	2.436186	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2500% to 5.9999%	8	91,994,411.10	19.04%	3	5.5986	1.748838	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	6.0000% or greater	0	0.00	0.00%	0	0.0000	0.000000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	483,129,298.89	100.00%	4	5.0928	1.586509	49 months or greater	22	323,744,191.26	67.01%	3	5.0112	1.658677
								Totals	34	483,129,298.89	100.00%	4	5.0928	1.586509
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	154,977,175.75	32.08%	3	5.2803	NAP	Defeased	10	154,977,175.75	32.08%	3	5.2803	NAP
	60 months or less	22	323,744,191.26	67.01%	3	5.0112	1.658677	Interest Only	1	6,000,000.00	1.24%	4	4.9500	0.789300
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	121 months or greater	21	317,744,191.26	65.77%	3	5.0123	1.675094
	Totals	32	478,721,367.01	99.09%	3	5.0983	1.584497	Totals	32	478,721,367.01	99.09%	3	5.0983	1.584497
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Defeased	2	4,407,931.88	0.91%	64	4.4990	NAP
	Defeased	12	159,385,107.63	32.99%	5	5.2587	NAP	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	22	323,744,191.26	67.01%	3	5.0112	1.658677	Totals	2	4,407,931.88	0.91%	64	4.4990	1.805000
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	483,129,298.89	100.00%	4	5.0928	1.586509
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	301761001	MU	Cambridge	MA	Actual/360	4.820%	312,522.29	75,296,496.87	0.00	N/A	02/06/24	11/01/23	75,296,496.87	0.00	11/06/23
4	28000409	Various Various		Various	Actual/360	5.586%	307,511.22	99,458.28	0.00	N/A	01/06/24	--	63,929,431.67	63,829,973.39	11/06/23
5	28000430	RT	Atlanta	GA	Actual/360	4.550%	192,730.36	113,065.95	0.00	N/A	03/06/24	--	49,190,308.44	49,077,242.49	11/06/23
6	301761006	RT	Bronx	NY	Actual/360	4.660%	191,492.83	107,924.24	0.00	N/A	03/06/24	--	47,720,767.32	47,612,843.08	11/06/23
7	656100211	OF	Providence	RI	Actual/360	4.650%	158,244.86	90,240.52	0.00	N/A	02/06/24	--	39,520,049.36	39,429,808.84	11/06/23
8	301761008	LO	Hartford	CT	Actual/360	5.570%	182,634.27	74,850.63	0.00	N/A	03/05/24	--	38,077,452.83	38,002,602.20	11/05/23
9	28001410	Various Various		PA	Actual/360	5.724%	147,037.99	49,076.21	0.00	N/A	01/06/24	--	29,829,638.26	29,780,562.05	10/06/23
11	28000438	MF	New York	NY	Actual/360	4.820%	97,496.15	44,490.08	0.00	N/A	03/06/24	12/06/23	23,489,904.56	23,445,414.48	11/06/23
12	28000426	RT	Various	Various	Actual/360	4.900%	71,658.60	107,106.45	0.00	N/A	04/01/24	01/01/24	16,983,258.10	16,876,151.65	11/01/23
13	301761013	MF	Saint Louis	MO	Actual/360	5.160%	92,579.23	44,081.40	0.00	N/A	02/06/24	--	20,835,536.29	20,791,454.89	11/06/23
15	28000417	RT	Various	Various	Actual/360	5.344%	72,893.44	32,576.16	0.00	N/A	02/06/24	--	15,840,277.85	15,807,701.69	11/06/23
17	656100207	OF	San Francisco	CA	Actual/360	5.020%	50,494.20	19,989.64	0.00	N/A	02/06/24	--	11,680,960.72	11,660,971.08	10/06/23
18	28000419	RT	Los Angeles	CA	Actual/360	5.000%	49,888.59	19,898.22	0.00	N/A	02/06/24	--	11,587,027.29	11,567,129.07	11/06/23
19	28000440	MH	Norristown	PA	Actual/360	4.820%	48,113.71	17,620.66	0.00	N/A	03/06/24	12/06/23	11,592,114.37	11,574,493.71	11/06/23
20	656100213	Various Downers Grove		IL	Actual/360	4.980%	40,871.59	20,722.41	0.00	N/A	02/06/24	--	9,530,880.30	9,510,157.89	11/06/23
21	28000442	RT	Stroudsburg	PA	Actual/360	4.900%	37,332.04	16,536.72	0.00	N/A	03/06/24	--	8,847,619.26	8,831,082.54	11/06/23
23	656100219	MF	Syracuse	NY	Actual/360	5.040%	34,514.19	16,985.99	0.00	N/A	03/06/24	--	7,952,577.24	7,935,591.25	11/06/23
24	656100214	MF	New Orleans	LA	Actual/360	4.960%	34,968.22	15,263.47	0.00	N/A	02/06/24	--	8,187,148.51	8,171,885.04	09/06/23
25	28000421	MF	Rock Hill	SC	Actual/360	5.292%	33,461.44	15,084.26	0.00	N/A	03/06/24	--	7,342,865.76	7,327,781.50	11/06/23
27	28000439	LO	Ithaca	NY	Actual/360	5.800%	31,126.25	19,254.62	0.00	N/A	03/06/24	--	6,232,174.88	6,212,920.26	09/06/20
28	301761028	MU	Claremont	CA	Actual/360	4.810%	26,195.84	13,987.31	0.00	N/A	03/06/24	--	6,324,526.08	6,310,538.77	11/06/23
29	301761029	OF	Columbus	OH	Actual/360	5.110%	23,386.37	11,401.75	0.00	N/A	01/05/24	--	5,314,748.90	5,303,347.15	11/05/23
30	28000420	Various Various		MI	Actual/360	5.400%	24,859.61	10,797.60	0.00	N/A	03/06/24	--	5,346,153.62	5,335,356.02	11/06/23
31	301761031	MF	Various	MI	Actual/360	4.970%	21,336.55	10,762.83	0.00	N/A	03/06/24	--	4,985,498.86	4,974,736.03	11/06/23
32	28000434	RT	New York	NY	Actual/360	4.950%	25,575.00	0.00	0.00	N/A	03/06/24	--	6,000,000.00	6,000,000.00	11/06/23
37	28000427	RT	Various	Various	Actual/360	6.100%	18,595.85	18,959.18	0.00	N/A	04/01/24	01/01/24	3,540,194.09	3,521,234.91	11/01/23
38	28000432	MF	Birmingham	MI	Actual/360	4.499%	8,653.12	29,593.99	0.00	N/A	03/06/29	--	2,233,559.93	2,203,965.94	11/06/23
39	28000431	RT	Bloomfield	MI	Actual/360	4.499%	8,653.12	29,593.99	0.00	N/A	03/06/29	--	2,233,559.93	2,203,965.94	11/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
40	28000422	LO	Loveland	CO	Actual/360	5.330%	17,930.61	7,977.75	0.00	N/A	03/06/24	--	3,906,686.66	3,898,708.91	11/06/23
42	301761042	LO	Melbourne	FL	Actual/360	5.420%	16,150.64	11,268.72	0.00	N/A	02/05/24	--	3,460,440.12	3,449,171.40	11/05/23
43	301761043	RT	Colleyville	TX	Actual/360	5.320%	16,848.05	7,640.03	0.00	N/A	01/05/24	--	3,677,721.85	3,670,081.82	11/05/23
45	301761045	MF	Crawfordville	FL	Actual/360	5.354%	12,716.44	5,663.57	0.00	N/A	02/05/24	--	2,758,213.31	2,752,549.74	11/05/23
46	28000415	OF	Southfield	MI	Actual/360	5.555%	11,454.99	7,683.68	0.00	N/A	02/06/24	--	2,394,701.95	2,387,018.27	11/06/23
47	301761047	RT	Hot Springs	AR	Actual/360	4.810%	10,413.64	5,607.09	0.00	N/A	02/05/24	--	2,514,190.38	2,508,583.29	11/05/23
48	301761048	OF	El Centro	CA	Actual/360	5.670%	5,702.44	3,661.78	0.00	N/A	03/05/24	--	1,167,935.38	1,164,273.60	11/05/23
Totals							2,436,043.74	76,395,322.05	0.00				559,524,620.94	483,129,298.89
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	7,185,305.62	3,567,193.91	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,658,232.03	1,786,169.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,374,922.84	2,122,342.66	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,744,757.00	8,276,961.00	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	11,051,160.96	11,058,621.96	07/01/22	06/30/23	--	0.00	0.00	195,343.60	195,343.60	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	1,961,428.23	1,295,875.60	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	2,802,368.60	1,496,901.36	01/01/23	06/30/23	--	0.00	0.00	69,980.91	69,980.91	0.00	0.00
18	1,773,697.74	1,417,729.49	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,865,749.88	628,947.18	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	928,432.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	0.00	75,569.07	01/01/23	03/31/23	11/06/23	1,024,045.22	195,677.22	49,844.64	806,865.44	34,019.05	0.00
25	1,088,424.60	775,073.88	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	(11,507.03)	01/01/23	06/30/23	06/06/23	0.00	8,345.27	50,086.24	1,903,913.98	169,778.99	0.00
28	1,031,044.90	734,007.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	953,638.55	463,692.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	489,031.16	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	192,474.18	119,494.07	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	1,291,182.61	1,286,067.61	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	392,878.74	238,715.37	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	241,350.00	81,257.60	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	292,837.50	146,418.75	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	225,170.60	57,461.45	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	48,055,057.54	36,106,023.09				1,024,045.22	204,022.49	365,255.40	2,976,103.93	203,798.04	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/10/23	1	8,171,885.04	0	0.00	1	6,212,920.26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.092814%	4.989282%	4
10/13/23	0	0.00	0	0.00	2	14,419,323.39	0	0.00	1	0.00	0	0.00	0	0.00	2	17,722,183.74	5.055996%	4.967533%	5
09/12/23	0	0.00	0	0.00	3	31,937,295.86	0	0.00	1	17,481,487.22	0	0.00	0	0.00	0	0.00	5.052955%	4.958542%	6
08/11/23	0	0.00	0	0.00	3	32,006,656.29	0	0.00	1	17,516,659.78	0	0.00	0	0.00	0	0.00	5.052881%	4.987540%	7
07/12/23	0	0.00	0	0.00	3	32,075,696.37	0	0.00	1	17,551,671.05	0	0.00	0	0.00	0	0.00	5.052806%	4.987462%	8
06/12/23	0	0.00	0	0.00	3	32,149,162.93	0	0.00	1	17,589,123.71	0	0.00	0	0.00	0	0.00	5.052736%	4.987388%	9
05/12/23	0	0.00	0	0.00	3	32,217,544.97	0	0.00	1	17,623,802.67	0	0.00	0	0.00	0	0.00	5.052663%	4.987310%	10
04/12/23	0	0.00	0	0.00	3	32,290,377.57	0	0.00	1	17,660,935.17	0	0.00	0	0.00	0	0.00	5.052593%	4.987237%	11
03/10/23	0	0.00	0	0.00	3	32,358,107.56	0	0.00	1	17,695,284.82	0	0.00	0	0.00	0	0.00	5.052520%	4.971214%	12
02/10/23	0	0.00	0	0.00	3	32,439,890.69	0	0.00	1	17,737,348.58	0	0.00	0	0.00	0	0.00	5.052459%	4.971152%	13
01/12/23	0	0.00	0	0.00	3	32,506,930.61	0	0.00	1	17,771,347.81	0	0.00	0	0.00	0	0.00	5.052387%	4.971078%	14
12/12/22	0	0.00	0	0.00	3	32,573,660.92	0	0.00	1	17,805,191.12	0	0.00	0	0.00	0	0.00	5.052315%	4.971006%	15
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	28001410	10/06/23	0	B	195,343.60	195,343.60	0.00	29,829,638.25	08/17/23	1
17	656100207	10/06/23	0	B	69,980.91	69,980.91	0.00	11,680,960.71	10/31/23	13
24	656100214	09/06/23	1	1	49,844.64	806,865.44	108,808.36	8,784,689.62	03/27/18	11
27	28000439	09/06/20	37	6	50,086.24	1,903,913.98	901,151.85	6,902,539.00	03/27/20	3	05/13/22
Totals					365,255.40	2,976,103.93	1,009,960.21	57,197,827.58
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		478,721,367	464,336,562	14,384,805		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		4,407,932	4,407,932	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-23	483,129,299	468,744,494	8,171,885	0	6,212,920	0
Oct-23	559,524,621	545,105,298	0	0	14,419,323	0
Sep-23	597,547,170	565,609,874	0	0	14,455,809	17,481,487
Aug-23	598,827,321	566,820,664	0	0	14,489,997	17,516,660
Jul-23	600,101,963	568,026,267	0	0	14,524,025	17,551,671
Jun-23	601,455,993	569,306,830	0	0	14,560,039	17,589,124
May-23	602,719,322	570,501,777	0	0	14,593,742	17,623,803
Apr-23	604,062,449	571,772,072	0	0	14,629,442	17,660,935
Mar-23	605,314,561	572,956,453	0	0	14,662,823	17,695,285
Feb-23	606,818,133	574,378,242	0	0	14,702,542	17,737,349
Jan-23	608,058,377	575,551,446	0	0	14,735,583	17,771,348
Dec-22	609,293,286	576,719,625	0	0	14,768,470	17,805,191
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	656100211	39,429,808.84	39,429,808.84	65,300,000.00	12/16/13	1,935,397.66	1.29810	06/30/23	02/06/24	242
9	28001410	29,780,562.05	29,829,638.25	141,425,000.00	11/15/13	9,793,994.96	1.13370	06/30/23	01/06/24	243
17	656100207	11,660,971.08	11,680,960.71	17,800,000.00	12/17/13	1,465,303.86	3.46480	06/30/23	02/06/24	243
24	656100214	8,171,885.04	8,784,689.62	8,300,000.00	07/13/23	73,819.07	0.48980	03/31/23	02/06/24	243
27	28000439	6,212,920.26	6,902,539.00	10,300,000.00	07/17/23	(118,840.03)	(0.19650)	06/30/23	03/06/24	183
29	301761029	5,303,347.15	5,303,347.15	9,000,000.00	12/01/13	364,482.00	1.74610	06/30/23	01/05/24	241
Totals		100,559,494.42	101,930,983.57	252,125,000.00		13,514,157.52

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	656100211	OF	RI	08/17/23	13
	Loan recently transferred to special servicing and the Borrower will be provided with the pre-negotiation letter. Reviewing request for relief.

9	28001410	Various	PA	08/17/23	1

The loan has transferred to special servicing due to borrower's request for a loan modification. A pre-negotiation letter has been executed and discussions between special servicer and borrower are ongoing. Special servicer and borrower are

	negotiating a loan modification.

17	656100207	OF	CA	10/31/23	13
	Loan has recently transferred to SS, we are attempting to reach out to the borrower(s).

24	656100214	MF	LA	03/27/18	11

Counsel has been engaged and a demand letter has been issued. Borrower has requested relief due to the impact of COVID-19 on the Property. Special Servicer received approval on Borrower's revised COVID-19 request. Borrower and

Special Servicer executed a settlement/modification agreement in August 2022, and the loan was brought current. Monitoring loan performance. Borrower paid Q1 2023 taxes per forbearance agreement. Borrower has indicated they plan to pay

	off the Loan during the open period that start s in November 2023.

27	28000439	LO	NY	03/27/20	3

The Loan transferred to Special Servicing for imminent monetary default; Borrower requested COVID relief. The Loan went into payment default on the September 2020 debt service payment. Borrower failed to comply with cash management and Lender's request for a Books & Records examination, in addition to other non-monetary defaults. As Lender prepared to start a new foreclosure action against the obligors after the moratorium expired, the Borrower filed for chapter 11 bankruptcy protection on May 13, 2022. T he debtors consented the appointment of a trustee, and GF Hotels has control of the properties. Special Servicer has obtained lender's approval to file a Trustee Sale Motion with bankruptcy court, and

	the Trustee will move towards the liquidation of both assets in bankruptcy pending an executed contract with a buyer prior filing the motion.
29	301761029	OF	OH	09/23/22	9

Loan has recently transferred to SS; Lender has contacted the Borrower who has executed a PNL. Lender and Borrower are working on last steps towards transitioning to cash management and brought the loan current. Once CMA is complete,

	will return to Master Servicer.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
24	656100214	0.00	4.96000%	0.00	4.96000%	10	08/06/22	08/06/22	--
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
2	301761002	03/12/19	75,000,000.00	211,000,000.00	76,111,623.73	819,380.03	76,111,623.73	75,292,243.70	0.00	0.00	925.18	(925.18)	0.00%
10	28000441	03/12/19	26,965,688.72	44,700,000.00	27,105,983.97	140,295.25	27,105,983.97	26,965,688.72	0.00	0.00	0.00	0.00	0.00%
14	28000428	10/13/23	17,481,487.22	9,800,000.00	8,890,157.68	5,839,444.40	8,890,157.68	3,050,713.28	14,430,773.94	0.00	0.00	14,430,773.94	69.54%
22	301481013	08/12/21	8,525,858.93	11,510,000.00	2,182,258.37	746,089.14	2,182,258.37	1,436,169.23	7,089,689.70	0.00	246,371.43	6,843,318.27	68.43%
33	28000424	11/13/19	5,241,572.78	3,160,000.00	1,252,830.26	701,716.34	1,252,830.26	551,113.92	4,690,458.86	0.00	159,239.42	4,531,219.44	75.52%
41	301761041	08/10/18	4,103,474.37	1,700,000.00	1,794,858.09	1,082,755.40	1,794,858.09	712,102.69	3,391,371.68	0.00	104,480.26	3,286,891.42	71.45%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			137,318,082.02	281,870,000.00	117,337,712.10	9,329,680.56	117,337,712.10	108,008,031.54	29,602,294.18	0.00	511,016.29	29,091,277.89

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	12/12/19	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2	301761002	12/10/21	0.00	0.00	(925.18)	0.00	(925.18)	0.00	0.00	0.00	0.00
		03/12/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	28000441	03/12/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	28000428	10/13/23	0.00	0.00	14,430,773.94	0.00	0.00	14,430,773.94	0.00	0.00	14,430,773.94
22	301481013	05/12/23	0.00	0.00	6,843,318.27	0.00	0.00	(6,865.68)	0.00	0.00	6,843,318.27
		11/15/21	0.00	0.00	6,850,183.95	0.00	0.00	(239,973.62)	0.00	0.00
		10/13/21	0.00	0.00	7,090,157.57	0.00	0.00	467.87	0.00	0.00
		08/12/21	0.00	0.00	7,089,689.70	0.00	0.00	7,089,689.70	0.00	0.00
33	28000424	10/13/21	0.00	0.00	4,531,219.44	0.00	0.00	(2,709.82)	0.00	0.00	4,531,219.44
		05/12/20	0.00	0.00	4,533,929.26	0.00	0.00	(84,007.06)	0.00	0.00
		12/12/19	0.00	0.00	4,617,936.32	0.00	0.00	(72,522.54)	0.00	0.00
		11/13/19	0.00	0.00	4,690,458.86	0.00	0.00	4,690,458.86	0.00	0.00
41	301761041	10/13/21	0.00	0.00	3,286,891.42	0.00	0.00	(1,821.87)	0.00	0.00	3,184,658.16
		05/12/20	0.00	0.00	3,288,713.29	0.00	0.00	(2,658.39)	0.00	0.00
		09/12/19	0.00	0.00	3,291,371.68	0.00	0.00	(100,000.00)	0.00	0.00
		08/10/18	0.00	0.00	3,391,371.68	0.00	0.00	3,391,371.68	0.00	(102,233.26)
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.01	29,091,277.89	0.00	(925.18)	29,092,203.07	0.00	(102,233.26)	28,989,969.81

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	8,507.79	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	6,421.66	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	486.71	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	1,762.51	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	1,341.65	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	(12,905.15)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	0.00	0.00	(6,217.92)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	5,615.17	0.00	(6,217.92)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			(602.75)

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Supplemental Notes
None

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